Provision for Post-Retirement Health Care Costs - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010
Gold Fields Group (excluding South Deep)
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme	$ 0.5	$ 0.2	$ 0.2
Health care cost, assumptions, inflation rate per annum	8.00%	8.00%	8.00%
Health care cost, assumptions, discount rate per annum	8.75%	8.75%	9.00%
Amount a one percentage point increase in assumed health care cost trend rates would have increased the aggregate of service and interest cost	0.01	0.03	0.10
Amount a one percentage point increase in assumed health care cost trend rates would have increased the accumulated post-retirement health care benefit	0.3	0.2	0.2
Amount a one percentage point decrease in assumed health care cost trend rates would have decreased the aggregate of service and interest cost	0.01	0.01	0.01
Amount a one percentage point decrease in assumed health care cost trend rates would have decrease the accumulated post-retirement health care benefit obligation	0.2	0.2	0.2
South Deep Gold Mine
Defined Benefit Plan Disclosure [Line Items]
Contributions to post-retirement health care scheme	$ 0.1	$ 0.1	$ 0.1
Health care cost, assumptions, inflation rate per annum	8.00%	8.00%	8.00%
Health care cost, assumptions, discount rate per annum	8.75%	8.75%	9.00%